Capital Stock and Changes in Capital Accounts, Common Stock (Details) - shares	Jun. 30, 2024	Dec. 31, 2023
Capital Stock and Changes in Capital Accounts [Abstract]
Common stock, shares issued (in shares)	7,451,977	7,448,601
Common stock, shares outstanding (in shares)	7,451,977	7,448,601